Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property and Equipment
Schedule of Property and equipment
	December 31,
	2020	2019
Office furniture, equipment and software	$206,000	$197,000
Less accumulated depreciation	(162,000)	(141,000)
Property and equipment, net	$44,000	$56,000